Offerings - Offering: 1	Oct. 31, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 75,455,544.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,420.41
Offering Note	(1) Calculated as the aggregate maximum purchase price for limited liability company interests ("Shares") of StepStone Private Credit Fund LLC (the "Company"), based upon the net asset value per Share as of September 30, 2025 of $26.05. This amount is based upon the offer to purchase up to 2,896,566 Shares. (2) Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026. (3) An aggregate fee of $1,841.68 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94201) on November 1, 2023 (the "November 2023 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the November 2023 Schedule TO-I filed on December 1, 2023 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the $1,841.68 filing fee paid in connection with the November 2023 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I. An aggregate fee of $618.37 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94201) on February 1, 2024 (the "February 2024 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the February 2024 Schedule TO-I filed on March 5, 2024 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the $618.37 filing fee paid in connection with the February 2024 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I. An aggregate fee of $700.67 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94201) on May 1, 2024 (the "May 2024 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the May 2024 Schedule TO-I filed on July 26, 2024 was $245.59, as $1,663,888.57 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $455.08 portion of the filing fee paid in connection with the May 2024 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I. An aggregate fee of $1,204.28 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94201) on August 1, 2024 (the "August 2024 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the August 2024 Schedule TO-I filed on October 29, 2024 was $323.52, as $2,191,830.18 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $880.76 portion of the filing fee paid in connection with the August 2024 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I. An aggregate fee of $1,432.01 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94201) on November 1, 2024 (the "November 2024 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the November 2024 Schedule TO-I filed on January 31, 2025 was $266.76, as $1,742,370.97 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $1,165.25 portion of the filing fee paid in connection with the November 2024 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I. An aggregate fee of $2,054.05 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94201) on February 3, 2025 (the "February 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the February 2025 Schedule TO-I filed on April 30, 2025 was $1,148.92, as $7,504,354.12 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $905.13 portion of the filing fee paid in connection with the February 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I. An aggregate fee of $2,322.88 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94201) on May 1, 2025 (as amended on June 20, 2025, the "May 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the May 2025 Schedule TO-I filed on September 11, 2025 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the $2,322.88 filing fee paid in connection with the May 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.